TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 75.2%
	AEROSPACE & DEFENSE - 1.9%
17,708	General Dynamics Corporation	$ 6,272,882

	BANKING - 4.4%
46,051	Cullen/Frost Bankers, Inc.	7,115,801
71,186	SouthState Bank Corporation	7,111,481
		14,227,282
	CHEMICALS - 4.5%
53,130	Qnity Electronics, Inc.	8,676,661
16,964	Sherwin-Williams Company (The)	5,841,044
		14,517,705
	COMMERCIAL SUPPORT SERVICES - 1.6%
30,277	Waste Connections, Inc.	5,046,873

	CONSTRUCTION MATERIALS - 4.1%
45,228	Advanced Drainage Systems, Inc.	7,098,987
27,950	Eagle Materials, Inc.	6,288,750
		13,387,737
	CONTAINERS & PACKAGING - 4.1%
55,114	Crown Holdings, Inc.	6,162,847
29,860	Packaging Corporation of America	7,115,041
		13,277,888
	ELECTRIC UTILITIES - 6.2%
54,151	Entergy Corporation	6,219,784
81,509	NextEra Energy, Inc.	7,154,045
58,443	WEC Energy Group, Inc.	6,824,389
		20,198,218
	ELECTRICAL EQUIPMENT - 5.4%
17,436	Hubbell, Inc.	9,122,516
17,885	Littelfuse, Inc.	8,143,577
		17,266,093
	FOOD - 1.2%
80,220	McCormick & Company, Inc.	4,044,692

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4%
11,939	HCA Healthcare, Inc.	$ 4,654,897

	INDUSTRIAL SUPPORT SERVICES - 2.0%
55,681	RB Global, Inc.	6,484,052

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
37,125	Intercontinental Exchange, Inc.	4,570,459

	INSURANCE - 3.4%
19,176	Arthur J. Gallagher & Company	4,402,234
29,879	Progressive Corporation (The)	6,527,068
		10,929,302
	MACHINERY - 2.4%
12,301	Deere & Company	7,802,893

	MEDICAL EQUIPMENT & DEVICES - 3.5%
57,927	Revvity, Inc.	6,444,958
23,046	STERIS plc	4,852,796
		11,297,754
	OIL & GAS PRODUCERS - 4.1%
57,825	ConocoPhillips	6,011,487
55,916	EOG Resources, Inc.	7,253,983
		13,265,470
	REAL ESTATE INVESTMENT TRUSTS - 2.0%
47,957	Prologis, Inc.	6,496,735

	RETAIL - CONSUMER STAPLES - 1.8%
5,918	Costco Wholesale Corporation	5,536,112

	RETAIL - DISCRETIONARY - 2.0%
70,515	O'Reilly Automotive, Inc.(a)	6,493,727

	SEMICONDUCTORS - 7.1%
15,254	Broadcom, Inc.	5,762,198

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 75.2% (Continued)
	SEMICONDUCTORS - 7.1% (Continued)
62,918	Microchip Technology, Inc.	$ 5,738,122
4,071	Monolithic Power Systems, Inc.	5,627,588
45,153	Rambus, Inc.(a)	5,993,608
		23,121,516
	SOFTWARE - 2.1%
18,138	Cadence Design Systems, Inc.(a)	6,807,554

	TECHNOLOGY HARDWARE - 2.0%
15,438	Motorola Solutions, Inc.	6,411,247

	TECHNOLOGY SERVICES - 3.1%
9,445	CACI International, Inc., Class A(a)	4,375,491
10,093	MSCI, Inc.	5,652,483
		10,027,974
	TRANSPORTATION & LOGISTICS - 2.2%
149,282	CSX Corporation	7,095,373

	WHOLESALE - DISCRETIONARY - 1.3%
19,446	Pool Corporation	4,178,945

	TOTAL COMMON STOCKS (Cost $179,317,106)	243,413,380

	EXCHANGE-TRADED FUNDS — 20.3%
	EQUITY - 20.3%
1,185,000	Timothy Plan Free Cash Flow ETF(b)	29,522,261
858,500	Timothy Plan High Dividend Stock ETF(b)	36,297,380
		65,819,641

	TOTAL EXCHANGE-TRADED FUNDS (Cost $57,573,940)	65,819,641

TIMOTHY PLAN LARGE/MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
SHORT-TERM INVESTMENT — 4.5%
MONEY MARKET FUND - 4.5%
14,634,590	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(c) (Cost $14,634,590)	$ 14,634,590

	TOTAL INVESTMENTS - 100.0% (Cost $251,525,636)	$ 323,867,611
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(d)	(148,860)
	NET ASSETS - 100.0%	$ 323,718,751

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
plc	- Public Limited Company

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(d)	Percentage rounds to less than 0.01%.